Notes Receivable - Schedule of Notes Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes receivable as below:
Bank acceptance notes	$ 346,202
Commercial acceptance notes		124,473,111	[1]
Notes receivable	$ 346,202	$ 124,473,111

[1]	As of December 31, 2023, there was $124,473,111 notes receivable from unrelated parties, among which $60.8 million was due on January 3, 2024 and $63.7 million was due on January 5, 2024. By end of January 2024, $124,473,111 notes receivable was wholly settled with cash collection subsequently.